Issued Capital - Major shareholders (Details)				12 Months Ended
	May 08, 2018	Apr. 23, 2018	Aug. 09, 2017	Dec. 31, 2018 shareholder shares
Other capital disclosures
Number of shares equivalent to a Crest Depositary Interest (CDI)				1
Number of shares equivalent to an American Depositary Receipt (BDR)				1
Minimum shareholders' ownership percentage threshold for reporting				3.00%
Number of third party owners of interests held in custody which exceed the minimum shareholders' ownership percentage threshold for reporting | shareholder				0
Minimum tax haven participation threshold for reporting				1.00%
State Street Bank and Trust Company
Other capital disclosures
Shareholder ownership interest in entity (as percent)				13.09%
Bank of New York Mellon Corporation
Other capital disclosures
Shareholder ownership interest in entity (as percent)				8.85%
Chase Nominees Ltd.
Other capital disclosures
Shareholder ownership interest in entity (as percent)				6.69%
EC Nominees Limited
Other capital disclosures
Shareholder ownership interest in entity (as percent)				3.96%
BNP Paribas
Other capital disclosures
Shareholder ownership interest in entity (as percent)				3.79%
Blackrock, Inc.
Other capital disclosures
Voting rights asserted, as a percent			5.585%
Further stake held, as a percent			0.158%
Blackrock, Inc. | Minimum
Other capital disclosures
Voting rights asserted, as a percent	5.00%
Blackrock, Inc. | Maximum
Other capital disclosures
Minimum shareholders' ownership percentage threshold for reporting				3.00%
Voting rights asserted, as a percent		5.00%